BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
(a)Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorized for issuance by the Board of Directors on February 20, 2026.
(b)Basis of consolidation
(i)Subsidiaries
The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. The financial position and results of operations of Calibre are included in these consolidated financial statements from June 17, 2025. From May 13, 2024, following the completion of the Greenstone Acquisition, 100% of the financial position and results of operations of Greenstone is included in these consolidated financial statements.
(ii)Joint operation
Prior to the completion of the Greenstone Acquisition on May 13, 2024, Greenstone was accounted for as a joint operation and the Company’s 60% share of Greenstone’s assets, liabilities, revenues and expenses was proportionately consolidated.
(c)Presentation currency
Except as otherwise noted, these consolidated financial statements are presented in United States dollars (“$”, “US dollars” or “USD”). All references to C$ are to Canadian dollars (“CAD”).
(d)Functional currency and foreign currency translation
The functional currency of the Company and its subsidiaries is the US dollar.
Foreign exchange gains and losses related to transactions and balances denominated in non-US dollar currencies are recognized in net income or loss, except for foreign exchange gains and losses relating to financial assets measured at fair value through other comprehensive income (“FVOCI”) which are recognized in other comprehensive income (“OCI”). Foreign exchange gains and losses are reported on a net basis within other income or expense.
Prior to reaching commercial production in November 2024, the functional currency of Greenstone was the Canadian dollar. In November 2024, the functional currency of Greenstone changed from the Canadian dollar to the US dollar. The change in Greenstone’s functional currency was accounted for prospectively as of the date of change, whereby all assets and liabilities of Greenstone were translated into its US dollar functional currency using the exchange rate as of such date with the resulting exchange differences recognized in OCI. The translated amounts for non-monetary items as of the date of change in functional currency are treated as their historical costs. Cumulative exchange differences recognized in OCI will remain in accumulated OCI unless the Company disposes of the entities in which its interest in Greenstone is held, at which time the cumulative amount of exchange differences related to the entity disposed of will be reclassified to profit or loss as part of the gain or loss on disposal.
(e)Reclassification of comparative amounts
Certain of the prior year comparative amounts have been reclassified to conform with the current period presentation.